      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 15, 1997

                                                       FILE NO. 33-45671
                                                       FILE NO. 811-6557

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933              / /
                         POST-EFFECTIVE AMENDMENT NO. 19         /X/
                                       AND


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940          / /
                                AMENDMENT NO. 21                 /X/


                                STI CLASSIC FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                  DAVID G. LEE
                               C/O SEI INVESTMENTS
                             ONE FREEDOM VALLEY ROAD
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

RICHARD W. GRANT                        JOHN H. GRADY, JR.
MORGAN, LEWIS & BOCKIUS LLP             MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                   1800 M STREET, N.W.
PHILADELPHIA, PA 19103                  WASHINGTON, D.C.  20036

It is proposed that this filing will become effective (check appropriate box)

     Immediately upon filing pursuant to paragraph (b), or
---
     On [date] pursuant to paragraph (b), or
---
     60 days after filing pursuant to paragraph (a) or
---
 X   75 days after filing pursuant to paragraph (a) or
---
     On [date] pursuant to paragraph (a) of Rule 485.
---


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant has filed a Rule 24f-2 Notice on July 29, 1996 for its fiscal year ended May 31, 1996 .

                                STI CLASSIC FUNDS
                             CROSS REFERENCE SHEET
                          POST-EFFECTIVE AMENDMENT #19



N-1A ITEM NO.                                          LOCATION
-------------                                          --------
PART A - ALL FUNDS
 Item 1.   Cover Page                                  Cover Page
 Item 2.   Synopsis                                    Expense Summary
 Item 3.   Condensed Financial Information             *
 Item 4.   General Description of Registrant           Funds and Investment Objectives;
                                                       Investment Policies and Strategies; General
                                                       Investment Policies and Strategies;
                                                       Investment Risks; Investment Limitations;
                                                       Appendix
 Item 5.   Management of the Fund                      Board of Trustees; Investment Advisor;
                                                       Distribution; Administration
 Item 5a.                                              *
 Item 6.   Capital Stock and Other Securities          Voting Rights; Shareholder Inquiries;
                                                       Dividends and Distributions; Tax
                                                       Information
 Item 7.   Purchase of Securities Being Offered        Cover Page; Purchase of Fund Shares;
                                                       Redemption of Fund Shares
 Item 8.   Redemption or Repurchase                    Purchase of Fund Shares;
                                                       Redemption of Fund Shares; Distribution
 Item 9.   Pending Legal Proceedings                   *

PART B - ALL FUNDS
 Item 10.  Cover Page                                  Cover Page
 Item 11.  Table of Contents                           Table of Contents
 Item 12.  General Information and History             The Trust
 Item 13.  Investment Objectives and Policies          Description of Permitted Investments;
                                                       Investment Limitations
 Item 14.  Management of the Registrant                Trustees and Officers of the Trust; The
                                                       Administrator
 Item 15.  Control Persons and Principal               Trustees and Officers of the Trust
            Holders of Securities
 Item 16.  Investment Advisory and Other               Investment Advisor; The Administrator;
            Services                                   The Distributor; Legal Counsel (Prospectus);
                                                       Independent Auditors (Prospectus); Experts
 Item 17.  Brokerage Allocation                        Fund Transactions
 Item 18.  Capital Stock and Other Securities          Description of Shares
 Item 19.  Purchase, Redemption, and Pricing of        Purchase and Redemption of Shares;
           Securities Being Offered                    Determination of Net Asset Value
 Item 20.  Tax Status                                  Taxes
 Item 21.  Underwriters                                The Distributor
 Item 22.  Calculation of Yield Quotations             Computation of Yield; Calculation of Total
                                                       Return
 Item 23.  Financial Statements                        Financial Information


PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

*  Not applicable

                               STI CLASSIC FUNDS
                                  TRUST SHARES
                             CONTRARIAN EQUITY FUND
                              TAX FREE INCOME FUND

                        INVESTMENT ADVISOR TO THE FUNDS:
                          STI CAPITAL MANAGEMENT, N.A.
                                (THE "ADVISOR")

The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios (each a "Fund" and, collectively, the "Funds"). This Prospectus sets forth concisely the information about the Trust Shares of the above-referenced Funds. Investors are advised to read this Prospectus and retain it for future reference.

A Statement of Additional Information relating to the Funds dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-874-4770. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISORS OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

OCTOBER 1, 1997

2

The Trust Shares are offered primarily to financial institutions and intermediaries ("Shareholders"), including SunTrust Banks, Inc. and its affiliates and correspondents, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Individuals may not purchase Trust Shares directly, although individuals may be able to purchase Trust Shares through accounts maintained with financial institutions.

                               TABLE OF CONTENTS

Expense Summary...........................................................     3
The Trust.................................................................     4
Funds and Investment Objectives...........................................     4
Investment Policies and Strategies........................................     4
General Investment Policies and Strategies................................     5
Investment Risks..........................................................     6
Investment Limitations....................................................     8
Performance Information...................................................     8
Purchase of Fund Shares...................................................     9
Redemption of Fund Shares.................................................    10
Dividends and Distributions...............................................    10
Tax Information...........................................................    11
STI Classic Funds Information.............................................    12
The Trust.................................................................    12
Board of Trustees.........................................................    13
Investment Advisor........................................................    13
Portfolio Managers........................................................    14
Banking Laws..............................................................    14
Distribution..............................................................    14
Administration............................................................    15
Transfer Agent and Dividend Disbursing Agent..............................    15
Custodian.................................................................    15
Legal Counsel.............................................................    15
Independent Public Accountants............................................    15
Other Information.........................................................    15
Voting Rights.............................................................    15
Reporting.................................................................    16
Shareholder Inquiries.....................................................    16
Description of Permitted Investments......................................    16
Appendix..................................................................   A-1

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR SEI INVESTMENTS DISTRIBUTION CO. (THE "DISTRIBUTOR"). THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

3

                                EXPENSE SUMMARY
                                  TRUST SHARES

The purpose of the following table is to help you understand the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Trust Shares of each Fund.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                                                                              TAX FREE
                                                                                            CONTRARIAN         INCOME
                                                                                           EQUITY FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
Management Fees (after fee waivers)(1)..................................................         1.00%             .55%
Other Fund Expenses(2)..................................................................          .20%             .17%
--------------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses (after fee waivers)(3)....................................         1.20%             .72%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Advisory Fees for the Funds would be as follows: Contrarian Equity Fund -- 1.15%, and Tax Free Income Fund -- .70%. See "Investment Advisor."

(2) Other Expenses are based on estimated amounts for the current year.

(3) Absent the voluntary waivers described above, Total Fund Operating Expenses would be as follows: Contrarian Equity Fund -- 1.35% and Tax Free Income Fund -- .87%.

                                                    ONE   THREE
                     EXAMPLES                       YEAR  YEARS
---------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming: (1) a 5% annual
  return and (2) redemption at the end of each
  time period.
CONTRARIAN EQUITY FUND............................  $12   $ 38
TAX FREE INCOME FUND..............................  $ 7   $ 23
---------------------------------------------------------------
---------------------------------------------------------------

THE EXAMPLES ARE BASED UPON THE TOTAL OPERATING EXPENSES OF THE FUNDS AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

4

THE TRUST

STI CLASSIC FUNDS (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate Funds. Generally, Shareholders may purchase shares in the Trust's non-money market Funds through three separate classes (Trust Shares, Investor Shares and Flex Shares) and in the Trust's money market Funds through two separate classes (Trust Shares and Investor Shares), which provide for variations in distribution and service fees, transfer agent fees, voting rights and dividends. Shares of the Tax Free Income Fund are offered through two separate classes, Trust Shares and Flex Shares; however, only the Trust Shares are currently available for purchase. Shares of the Contrarian Equity Fund are offered through Trust Shares only. Except for differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. This Prospectus relates to the Trust Shares of the Funds described below.

FUNDS AND INVESTMENT OBJECTIVES

CONTRARIAN EQUITY FUND seeks to provide long-term capital growth by investing primarily in equity securities which the Adviser believes are undervalued or out-of-favor.

THE TAX FREE INCOME FUND seeks to provide a high level of income, exempt from regular federal income tax, from an actively managed portfolio of investment grade municipal securities.

There can be no assurance that a Fund will achieve its investment objective.

The investment objective of each Fund is nonfundamental and may be changed without shareholder approval.

INVESTMENT POLICIES AND STRATEGIES
CONTRARIAN EQUITY FUND

The Fund seeks to provide long-term capital growth by investing substantially all, and under normal market conditions, at least 80% of its assets in equity securities.

Other equity securities in which the Fund may invest are securities convertible into or exchangeable for common stock; U.S. dollar denominated equity securities of foreign issuers (including sponsored American Depositary Receipts ("ADRs")) that are traded on exchanges or listed on National Association of Securities Dealers Automated Quotations ("NASDAQ"); and shares of closed-end mutual funds.

The Fund will invest primarily in common stocks of larger, well-known companies that the Adviser believes possess fundamentally favorable long-term characteristics, but that are out of favor in the financial community or whose potential values have been overlooked by other investors. Stocks of smaller companies may also be purchased if the Adviser believes they are undervalued, even if they involve more risk. All of the common stocks in which the Fund invests are traded on registered exchanges such as the New York or American Stock Exchange or on the over-the-counter market in the United States (I.E., NASDAQ).

The Fund's portfolio turnover rate may exceed 100%. This rate of turnover, if continued, will likely result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. See "Tax Information."

5

TAX FREE INCOME FUND

The Tax Free Income Fund intends to be fully invested in municipal securities the interest on which is exempt from regular federal income taxes in the opinion of bond counsel to the issuer. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. It is a fundamental policy of the Fund to invest at least 80% of its total assets in securities the income from which is exempt from regular federal income tax and treated as a preference item for purposes of the alternative minimum tax. At least 65% of the Fund's assets will be invested in municipal bonds and debentures rated investment grade or better. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds (investment grade); SP-1, SP-2, or MIG-1, MIG-2 in the case of notes; A-1, A-2, P-1, P-2 in the case of tax-exempt commercial paper; and SP-1, SP-2, VMIG-1 or VMIG-2 in the case of variable rate demand obligations. The Fund will only acquire unrated securities if, at the time of purchase, the Fund's Adviser determines that such unrated obligations are of comparable quality to rated obligations that may be acquired by the Fund.

In the event that a security owned by the Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

The Fund may invest in floating or variable rate securities, municipal forwards, putable securities, zero coupon securities, debentures, super-sinker bonds, medium-term notes, municipal lease obligations, and futures and options. The Fund's Adviser has discretion to invest up to 20% of the Fund's total assets in taxable debt securities rated at least BBB or better by S&P or Baa or better by Moody's or, if unrated, of comparable quality at the time of purchase as determined by the Fund's Adviser and securities subject to the alternative minimum tax.

Under normal market conditions, it is anticipated that the Fund's averaged weighted maturity will range from six to twenty-five years. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes. By so limiting the maturity of its investments, the Fund's net asset value is expected to experience less price movement in response to changes in interest rates than the net asset values of mutual funds investing in similar credit quality securities with longer maturities.

The Fund's portfolio turnover rate may exceed 100%. This rate of turnover, if continued, will likely result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. See "Tax Information."

GENERAL INVESTMENT POLICIES AND STRATEGIES

For temporary defensive purposes, during periods when the Advisor determines that market conditions warrant, each Fund may hold a portion of its assets in cash and invest up to 100% of its assets in money market instruments consisting of: securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; custodial receipts involving U.S. Treasury obligations; repurchase agreements; certificates of deposit; bankers' acceptances; time deposits issued by banks or savings and loan associations; and commercial paper rated in the highest rating category. A Fund may not be pursuing its investment objective when it is engaged in temporary defensive investing.

6

The municipal bonds that the Tax Free Income Fund may purchase include general obligation bonds, revenue or special obligation bonds, and private activity and industrial development bonds. General obligation bonds are backed by the taxing power of the issuing municipality while revenue or special obligation bonds are backed by a specific project or facility. The Tax Free Income Fund may also purchase certificates of participation which represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its obligation and the pledge, if any, of real or personal property as security for such payment.

Each Fund may purchase restricted securities, including Rule 144A securities, that the Advisor determines are liquid pursuant to guidelines established by the Trust's Board of Trustees.

Each Fund may borrow money for temporary or emergency purposes in an amount not to exceed one-third of the value of its total assets. A Fund may not purchase additional securities while its outstanding borrowings exceed 5% of its assets.

Each Fund may purchase securities issued by money market mutual funds. A Fund's purchase of shares of other investment companies is limited by the Investment Company Act of 1940 (the "1940 Act") and will ordinarily result in an additional layer of charges and expenses.

Each Fund may purchase securities on a when-issued and delayed delivery basis.

Each of the Funds may engage in securities lending and will limit such practice to 33 1/3% of its total assets.

It is a non-fundamental policy of each Fund to invest no more than 15% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS
EQUITY SECURITIES

Investments in equity securities are generally subject to market risks that may cause their prices to fluctuate over time. The values of convertible equity securities are also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

FIXED INCOME SECURITIES

The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by a nationally recognized statistical rating organization ("NRSRO") to the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's

7
securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Fixed income securities rated BBB by S&P or Baa by Moody's (the lowest ratings of investment grade bonds) are deemed by these rating services to have speculative characteristics.

FOREIGN SECURITIES

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Foreign companies may also be subject to less government regulation than U.S. companies. Moreover, the dividends payable on the foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's Shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

MUNICIPAL SECURITIES

The ability of state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. Municipal securities may be affected from time to time by economic, political, geographic and demographic conditions. In addition, constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives may limit a government's power to raise revenues or increase taxes and thus could adversely affect an issuer's ability to meet financial obligations.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are sold at original issue discount and do not make periodic payments. Zero coupon obligations may be subject to great fluctuations in value due to interest rate changes.

A Fund will be required to include the imputed interest in zero coupon obligations in its current income. Because a Fund distributes all of its net investment income to investors, a Fund may have to sell portfolio securities to distribute the income attributable to these obligations and securities at a time when the Advisor would not have chosen to sell such obligations or securities.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more

8
than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

2. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

It is a non-fundamental policy of the Tax Free Income Fund that it will not invest more than 25% of its respective net assets in securities of one or more issuers conducting their principal activities in the same state. In addition, the Fund will not invest more than 25% of its total assets in securities the interest on which is derived from revenues of similar type projects.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Funds may advertise performance (total return and yield). These figures will be historical and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in that Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The Tax Free Income Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, including any sales charge imposed, for designated time periods (including but not limited to, the period from which a Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gains distributions.

The performance of the Trust Shares of the Tax Free Income Fund will normally be higher than

9
for Flex Shares because Flex Shares are subject to distribution, service and certain transfer agent fees not charged to Trust Shares.

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

PURCHASE OF FUND SHARES

Trust Shares are sold primarily to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. ("SunTrust"), for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Individuals generally may not purchase Trust Shares directly, although individuals may be able to purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares are sold without a sales charge, although financial institutions may charge their customer accounts for services provided in connection with the purchase of shares. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Trust's transfer agent, Federated Services Company (the "Transfer Agent"), for effectiveness the same day. Information concerning these services and any charges will be provided to customers by the financial institutions. Trust Shares will be held of record by the financial institutions, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with the financial institution. Confirmations of share purchases and redemptions will be sent to the financial institution as the shareholder of record.

Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day").

A purchase order for either of the Funds will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order before 4:00 p.m. Eastern time and payment is received within one day. Purchases will be made in full and fractional shares of the Trust calculated to three decimal places. The purchase price of shares of a Fund is the net asset value next determined after a purchase order is effective plus any applicable sales charge (the "offering price"). The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any Business Day. Pursuant to guidelines established by the Trustees, the Trust may use a pricing service to provide market quotations or valuations for securities owned by each Fund.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions. If reasonable procedures are not employed, the Trust and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions. Neither the Transfer Agent nor the

10
Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine.

Although the methodology for calculating the net asset value for Trust Shares are identical to those of Flex Shares, the net asset value per share of the classes of the Tax Free Income Fund may differ because of the distribution, service, and certain transfer agent expenses charged to Flex Shares.

REDEMPTION OF FUND SHARES

An order to redeem Trust shares must be transmitted to the Transfer Agent by the financial institution as the record owner. Financial institutions may establish procedures for their customers to request redemption of Trust Shares held in their account with the financial institution. Customers should contact their financial institution for information concerning these procedures.

Redemption orders must be received by the Transfer Agent before 4:00 p.m. Eastern time on any Business Day to be effective that day. Redemption proceeds are normally remitted in federal funds wired to the record owner of the shares within one Business Day, but in no event more than seven days following the effective date of the order. No charge for wiring redemption payments is imposed by the Trust. Redemption orders are effected at the net asset value per share next determined after an order is effective.

The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) are declared and paid quarterly by the Contrarian Equity Fund. Dividends from net investment income (exclusive of capital gains) are declared on each Business Day and paid monthly by the Tax Free Income Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Net income for dividend purposes consists of (i) interest accrued and original issue discount earned on a Fund's assets, (ii) plus the amortization of market discount (except the Tax Free Income Fund) and minus the amortization of market premium on such assets, (iii) plus dividend or distribution income on such assets, (iv) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shareholders of record on the record date will be entitled to receive dividends. Flex Shares invested in the Tax Free Income Fund are eligible to begin earning dividends that are declared on the Business Day after the purchase order is effective and continue to be eligible for dividends through and including the day the redemption order is effective.

The net asset value of Trust Shares of the Funds will be reduced by the amount of any dividend or distribution. Dividends and distributions are paid in the form of additional Trust Shares of the same Fund unless the customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing prior to the date of distribution to the Transfer Agent

11
and will become effective with respect to dividends paid after its receipt. Dividends and distributions are paid within ten days of the end of the time period to which the dividend relates. Dividends and distributions payable to a Shareholder are paid in cash within ten Business Days after a Shareholder's complete redemption of its Trust Shares in a Fund.

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of each Fund or its Shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND:

Each Fund is treated as a separate entity for federal tax purposes, and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS:

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income paid by the Contrarian Fund will be taxable to Shareholders as ordinary income whether received in cash or in additional shares.

The Tax Free Income Fund will distribute all of its net investment income (including net short-term capital gains) to Shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay exempt-interest dividends to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a Shareholder's gross income for regular federal income tax purposes, but may have alternative minimum tax consequences. See the Statement of Additional Information.

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax Free Income Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends.

Dividends from net investment income will qualify for the dividends received deduction for corporate Shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains,

12

regardless of how long the Shareholder has held shares and regardless of whether distributions are received in cash or in additional shares. For certain individual Shareholders, net long-term capital gains may be taxed at a lower rate than ordinary income. The Funds will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholder on December 31 of that year, if paid by the Fund at any time during the following January.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by the Shareholder as income dividends from a Fund, provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Funds will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax-exempt in their particular state.

Interest on indebtedness incurred or continued by a Shareholder in order to purchase shares of a "tax-exempt" Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisors before purchasing shares. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. See the Statement of Additional Information.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

STI CLASSIC FUNDS INFORMATION
THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

13

INVESTMENT ADVISOR

The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a southeastern regional bank holding company with assets of $
billion as of          , 199 . SunTrust ranks among the twenty largest U.S.
banking companies. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc. SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the three-state area. Total discretionary assets under management with SunTrust Banks, Inc. equalled
approximately $  billion as of          , 199 .

STI Capital Management, N.A. ("STI Capital") serves as the Advisor to each Fund.
As of          , 199 , STI Capital had discretionary management authority with respect to assets of approximately $ billion. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802.

The Trust and the Investment Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Funds they advise and continuously review, supervise and administer their Fund's respective investment programs. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to all Funds, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory Agreement, STI Capital is entitled to receive advisory fees computed daily and paid monthly at the annual rate of 1.15% and 0.70% of the average daily net assets of the Contrarian Equity and Tax Free Income Fund, respectively.

From time to time, the Advisor may voluntarily waive advisory fees payable by a Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at any time.

PORTFOLIO MANAGERS

Mr. Daniel J. Lewis has been responsible for the day-to-day management of the Contrarian Equity Fund since it commenced operations. Mr. Lewis joined STI Capital in 1993 and currently serves as an equity analyst and portfolio manager. Mr. Lewis served as an analyst with Winter Park Capital Asset Corporation from 1991 to 1992.

Mr. Ronald Schwartz has been responsible for the day-to-day management of the Tax Free Income Fund, Florida Tax-Exempt Bond and Investment Grade Tax-Exempt Bond Fund since each Fund commenced operations. Mr. Schwartz joined STI Capital in 1988 and currently serves as a Senior Vice President. Mr. Schwartz has also been responsible for the day-to-day management of the Tennessee Tax-

14
Exempt Bond Fund since July, 1995. Mr. Schwartz serves as Vice President and Trust Investment Officer of SunTrust Bank, Chattanooga.

BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, currently
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for STI Classic Funds. If the Advisor were prohibited from providing services to STI Classic Funds, the Board of Trustees would consider selecting other qualified firms. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), and the Trust are parties to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the Trust Shares of each Fund. Trust Shares of the Fund are offered primarily to institutional investors, including affiliates and correspondents for the investment of funds in which they act in a fiduciary, agency or custodial capacity. An investor may call 1-800-874-4770 to receive more information regarding Flex Shares of the Tax Free Income Fund. It is possible that a financial institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares.

Each Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Fund Resources (the "Administrator") serves as the Administrator of the Trust. The

15
Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE DAILY NET ASSETS              FEE
------------------------------------------  -----------
$1 - $1 billion                                 0.10 %
over $1 billion to $5 billion                   0.07 %
over $5 billion to $8 billion                   0.05 %
over $8 billion to $10 billion                  0.045%
over $10 billion                                0.04 %

From time to time, the Administrator may voluntarily waive all or a portion of the administration fee payable by the Trust.

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the Transfer Agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

SunTrust Bank, Atlanta, c/o STI Trust & Investment Operations, Inc., 303 Peachtree Street N.E., 14th Floor, Atlanta, Georgia 30308, serves as custodian of the assets of each Fund. The custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

OTHER INFORMATION
VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

16

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Funds. Further discussion is contained in the Statement of Additional Information.

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT-- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES -- Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

CORPORATE DEBT OBLIGATIONS -- Debt instruments issued by corporations with maturities exceeding 270 days. Such instruments may include putable corporate bonds and zero coupon bonds.

CUSTODIAL RECEIPTS -- Interests in separately traded interest and principal component parts of U. S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U. S. Treasury obligations into a special account at custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities"

17

("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities. See "Zero Coupon Obligations."

DEBENTURES -- Debentures are general debt obligations issued by corporations under an agreement called an indenture. These obligations rest on the general credit of the corporation and upon the indenture agreement.

DERIVATIVES -- Derivatives are securities whose value is derived from an underlying contract, index or security, or any combination thereof. This includes: futures, swap agreements, and some mortgage-back securities (CMOs, REMICs and SMBs). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Policies and Strategies" for more information about any investment policies and limitations applicable to their use.

FORWARD CONTRACTS -- Forward contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Unlike futures contracts, forward contracts are not regulated or traded on an exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and futures options.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

INVESTMENT COMPANY SECURITIES -- A Fund's purchase of investment company securities will result in the layering of expenses. A Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired company having an aggregate value of 5% of value of the total assets of the Fund, or (3) securities issued by the acquired company and

18
all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

MEDIUM TERM NOTES -- Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MUNICIPAL FORWARDS -- Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. A Fund will enter into municipal forwards when the price and yield of the underlying bonds are believed to be favorable when compared to current prices and yields. As with forward commitments, municipal forwards are subject to market fluctuations due to changes in market interest rates between the commitment date and the settlement date. Municipal forwards may be considered to be illiquid investments.

To avoid any leveraging concerns, a Fund will maintain liquid, high grade securities in a segregated account at least equal to the purchase price of the municipal forward.

MUNICIPAL LEASE OBLIGATIONS -- Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Depending upon the market for such securities, municipal lease obligations may be illiquid.

MUNICIPAL SECURITIES -- Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

OPTIONS -- A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A

19
call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase
(sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are illiquid.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

20

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid high grade debt securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. Rule 144A securities are securities that have not been registered under the Securities Act of 1933, but which may be traded between certain institutional investors, including investment companies. The Trust's Board of Trustees is responsible for developing guidelines and procedures for determining the liquidity of restricted securities and monitoring the Advisors' implementation of the guidelines and procedures.

SECURITIES LENDING -- In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS AND PUTS -- Standby commitments and puts are securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying

21
security. The Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

SUPER-SINKER BONDS -- Super-sinker bonds, a type of mortgage-backed security are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Super-sinker bonds have coupons paying long-term rates but with short-term maturity because of prepayments (e.g., certain housing bonds).

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

U.S. GOVERNMENT AGENCIES -- Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Export Import Bank of the United States, Farmers Home Administration, Maritime Administration, Tennessee Valley Authority, Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal Land Banks, Federal Land Banks, Federal Intermediate Credit Banks and the U.S. Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association ("GNMA") securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately

22
reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will segregate liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON OBLIGATIONS -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

APPENDIX
I.  BOND RATINGS
CORPORATE BONDS

The following are descriptions of Standard & Poor's Corporation ("S&P's") and Moody's Investors Service, Inc. ("Moody's") corporate bond ratings.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered to be medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Debt rated BB, B, CCC, CC or C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times

A-2
over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

II.  COMMERCIAL PAPER AND SHORT-TERM RATINGS

The following descriptions of commercial paper ratings have been published by S&P, Moody's, Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           STI Capital Management, N.A.           P.O. Box 3808
                                                  Orlando, FL 32802

*          DISTRIBUTOR

           SEI Investments Distribution Co.       Oaks, PA 19456

*          ADMINISTRATOR

           SEI Fund Resources                     Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                 c/o STI Trust & Investment
                                                  Operations, Inc.
                                                  303 Peachtree Street N.E.
                                                  14th Floor
                                                  Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            2000 One Logan Square
                                                  Philadelphia, PA 19103

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen LLP                    1601 Market Street
                                                  Philadelphia, PA 19103

100093/10-95

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.

                         -- - - - - - - - - - - - - - -

                                   PROSPECTUS

                                  TRUST SHARES

                                   CONTRARIAN
                                  EQUITY FUND

                              TAX FREE INCOME FUND

                               INVESTMENT ADVISOR
                          STI CAPITAL MANAGEMENT, N.A.
                                OCTOBER 1, 1997

                                     [LOGO]

                                  STI CLASSIC FUNDS
                                CONTRARIAN EQUITY FUND
                                 TAX FREE INCOME FUND

                                 INVESTMENT ADVISOR:
                             STI CAPITAL MANAGEMENT, N.A.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and the above-referenced Funds and should be read in conjunction with the Funds' prospectus dated October 1, 1997. A prospectus may be obtained through the Distributor, SEI Investments Distribution Company, Oaks, Pennsylvania
19456.

                                  TABLE OF CONTENTS
                                                                            PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
    DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . .B-
    INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . .B-
    INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
    THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
    THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
    TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . .B-
    COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . .B-
    CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . .B-
    PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . .B-
    DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .B-
    TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
    FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
    TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . .B-
    DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . .B-
    SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . .B-
    LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . .B-

October 1, 1997

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares. The Trust offers:

    INSTITUTIONAL SHARES of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund;

    TRUST SHARES, INVESTOR SHARES AND FLEX SHARES of the Balanced Fund, Capital Growth Fund, Emerging Markets Equity Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, International Equity Fund, International Equity Index Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Short-Term U.S. Treasury Securities Fund, Short-Term Bond Fund, Small Cap Equity Fund, Sunbelt Equity Fund, Tennessee Tax-Exempt Bond Fund, U.S. Government Securities Fund, and Value Income Stock Fund;

    TRUST SHARES AND INVESTOR SHARES of the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and Tax-Exempt Money Market Fund;

    TRUST AND FLEX SHARES of the Tax Free Income Fund;

    TRUST SHARES of the Contrarian Equity Fund.

This Statement of Additional Information relates to the Contrarian Equity Fund (the "Contrarian Fund") and the Tax Free Income Fund (the "Income Fund") (each a "Fund" and collectively, the "Funds"). The Trust offers Trust Shares and Flex Shares of the Income Fund, however, at present, investors may only purchase Trust Shares. Each share represents an equal proportionate interest in the Fund. See "Description of Shares."

DESCRIPTION OF PERMITTED INVESTMENTS

VARIABLE RATE MASTER DEMAND NOTES

The Income Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

STRIPS

Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of a Fund.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of its investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as unsecured creditors and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Funds include restricted securities, and each Fund may invest up to 15% of its total assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of a Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

SMALL CAPITALIZATION COMPANIES

Investments in small capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Income Fund may invest in futures contracts and options on futures.
Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and ensure that an open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Income Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Income Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Income Fund may be required to make delivery of the instruments underlying the futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The Income Fund will minimize the risk that it will be unable to close out a futures contract by entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the Fund. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Fund will be engaged in futures transactions only for hedging purposes, the Advisor does not believe that the Income Fund will generally be subject to the risks of loss frequently associated with futures transactions. The Fund presumably would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Income Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Fund could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

OPTIONS

The Income Fund may write put and call options on a covered the basis only, and will not engage in option writing strategies for speculative purposes. A put option gives the purchaser of such option the right to sell, and the writer, in this case the Income Fund, the obligation to buy the underlying security at the exercise price during the option period. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Income Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Income Fund receives a premium which is additional income. However, if the security rises in value, the Income Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Income Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Income Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI"), the parent company of the Administrator and the Distributor. However, the purchase of shares of a Fund by such banks or by their customers will not be a consideration in determining which bank obligations a Fund will purchase. The Funds will not purchase obligations issued by the Advisors.

Investors will receive written notification at least thirty days prior to any change in the Fund's investment objective.

INVESTMENT LIMITATIONS

The following are fundamental policies of the Funds and cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares.

No Fund may:

1.  Acquire more than 10% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of the Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements, and (c) the Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that the Tax Free Income Fund may purchase mortgage-related securities, including certificates of participation and super-sinker bonds). However, subject to their permitted investment spectrum, the Funds may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies unless permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder. Under these rules and regulations, the Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of the Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

Each Fund may not purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

Each Fund may not invest in warrants in an amount exceeding 5% of its net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of a Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

Each Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of a Fund's assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

Each Fund may not invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The Fund may not invest in securities of issuers which together with predecessors have a record of less than three years continuous operation or equity securities of issuers which are not readily marketable if such investments will exceed 5% of the Fund's total assets.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and STI Capital Management, N.A. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Funds (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of a Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") are parties to an Administrative Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston
1784 Funds-Registered Trademark-,CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and TIP Funds.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan ("Investor Plan"), and the Flex Shares of the Funds have a distribution plan ("Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

FLEX SHARES DISTRIBUTION PLAN

The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Flex Shares Shareholders or their customers who beneficially own Flex Shares. In addition, Flex Shares are subject to a service fee of up to
 .25% of the average daily net assets of the Flex Shares of the Income Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Flex Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. The Flex Plan requires that quarterly written reports of amounts spent under the Flex Plan, and the purposes of such expenditures, be furnished to and reviewed by the Trustees. The Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Flex Class of shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Fund's, aggregate average daily net assets attributable to its Flex Shares.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their dates of birth and their principal occupations for the last five years are set forth below. Unless otherwise noted, the principal business address for each officer listed below is Oaks, Pennsylvania 19456.

DANIEL S. GOODRUM (7/11/26) - Trustee - 48 Cayuga Road, Fort Lauderdale, Florida 33308. Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee - 2999 Circle 75 Parkway, Atlanta, Georgia 30339. President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present; Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee - 1405 Trust Co. of Georgia Building, Atlanta, Georgia 30303. Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - P.O. Box 190, Paoli, Indiana 47454. President, Orange County Publishing Co., Inc., since October 1981; Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981; President, H & W Distribution, Inc. since July 1984; Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds; Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - 17 Windy Point, Alexander City, Alabama 35010. Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987; member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Florida State University, The Gus A. Stavros Center, 250 South Woodward Avenue, Tallahassee, Florida 32306-4035. Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans; President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer; during educational career, taught at Florida State, Michigan State, Louisiana State and Southern University; spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic

Affairs and Vice Chancellor; Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - 988 Winall Down Road, NE, Atlanta, Georgia 30318. Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

DAVID G. LEE (4/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993; Vice President of the Administrator and Distributor, 1991-1993.

CAROL ROONEY (5/8/64) - Controller, Treasurer, Assistant Secretary - Director of Fund Resources of the Administrator since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm); Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1983.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI, the Administrator and the Distributor since 1994; Vice President of SEI, the Administrator and the Distributor, 1992-1994.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994; Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH M. LYDON (9/27/59) - Vice President - Director of Business Administration of Fund Resources, SEI since 1995; Vice President of Fund Group and Vice President of the Adviser, Dremen Value Management and President of Dremen Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995; Associate, Dewey Ballantine (law firm), 1994-1995; Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA A. NUGENT (6/18/56) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor; Associate, Drinker Biddle & Reath (law firm), 1994-1996; Assistant Vice President/Administration, Delaware Service Company, Inc., 1981-1994.

MARC H. CAHN (6/19/57) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor; Associate General Counsel, Barclays Bank PLC, 1995-1996; ERISA counsel for First Fidelity Bancorporation, 1994-1995 Associate, Morgan, Lewis & Bockius, LLP, 1989-1994.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995; Associate, Morgan, Lewis & Bockius LLP, 1993-1995; Associate, Ropes & Gray (law firm), 1988-1993.

---------------------------
* Jesse S. Hall may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1996, the Trust paid the following amounts to Trustees and Officers of the Trust:



-----------------------------------------------------------------------------------------------------
                                                                                Total Compensation
                         Aggregate           Pension or                        from Registrant and
                        Compensation         Retirement                        Fund Complex Paid to
                      From Registrant     Benefits Accrued    Estimated Annual    Directors for
Name of Person,       for Fiscal Year      as Part of Fund      Benefits Upon      Fiscal Year
   Position             Ended 1996            Expenses            Retirement        Ended 1996
-----------------------------------------------------------------------------------------------------
 Daniel S. Goodrum,       $13,500                N/A                 N/A       $13,500 for service
 Trustee                                                                       on two boards
-----------------------------------------------------------------------------------------------------
 Wilton Looney,           $16,000                N/A                 N/A       $16,000 for service
 Trustee                                                                       on two boards
-----------------------------------------------------------------------------------------------------
 Champney A. McNair,      $13,500                N/A                 N/A       $13,500 for service
 Trustee                                                                       on two boards
-----------------------------------------------------------------------------------------------------
 F. Wendell Gooch,        $13,500                N/A                 N/A       $13,500 for service
 Trustee                                                                       on two boards
-----------------------------------------------------------------------------------------------------
 T. Gordy Germany,        $13,500                N/A                 N/A       $13,500 for service
 Trustee                                                                       on two boards
-----------------------------------------------------------------------------------------------------
 Dr. Bernard F. Sliger,   $13,500                N/A                 N/A       $13,500 for service
 Trustee                                                                       on two boards
-----------------------------------------------------------------------------------------------------
 Jesse S. Hall,           $13,500                N/A                 N/A       $13,500 for service
 Trustee                                                                       on two boards
-----------------------------------------------------------------------------------------------------


COMPUTATION OF YIELD

The current yield of the Funds will be calculated daily based upon the thirty days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

                      6
Yield = (2 (a-b/cd + 1)- 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The Tax Free Income Fund's "tax equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that a = interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

         TAX-EQUIVALENT YIELD = (   E   ) + t
                                 ---------
                                  1 - P

              E = tax-exempt yield
              p = stated income tax rate
              t = taxable yield

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6%.

CALCULATION OF TOTAL RETURN

From time to time, the Funds may advertise total return.  In particular,      n
total return will be calculated according to the following formula: P (1 + T) = ERV, where P = a hypothetical initial payment of

$1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. acting as the portfolio manager for the Value Income Stock Fund and the International Equity Fund, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), a Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) a Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

As noted in the Prospectus, the Tax Free Income Fund intends to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% (with a maximum rate of 28%) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

Any gain or loss recognized on a sale or redemption of Shares of the Income Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. Any loss recognized by a Shareholder upon the sale or redemption of shares of a tax-free Fund held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

Interest on indebtedness incurred by Shareholders to purchase or carry shares of a tax-free Fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% (up to 50% for years prior to 1994) of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-free Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of a tax-free Fund.

Issuers of bonds purchased by a tax-free fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.


Any gain or loss recognized on a sale or redemption of Shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

STATE TAXES

The Funds are not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Shareholders and the ownership of shares may be subject to state and local taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate, out of all commission business generated by all of the funds and accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include rendering advice, either directly or through publications or writings, about the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of each Fund, each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                STI CLASSIC FUNDS
                           PART C:  OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 19

Item 24.  Financial Statements and Exhibits:

Financial Statements

(a)  Part A - Not applicable
     Part B - Not applicable

(b)  Additional Exhibits
     (1) Declaration of Trust--as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (2) By-Laws--as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (3)       Not applicable.
     (4)       Not applicable.
     (5)(c) Revised Investment Advisory Agreement with Trusco Capital Management--as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (5)(d) Investment Advisory Agreement with American National Bank and Trust Company--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (5)(e) Investment Advisory Agreement with Trust Company Bank--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (6) Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
     (7)       Not applicable.
     (8)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994--as originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (8)(b) Custodian Agreement with the Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (8)(c) Transfer Agent Agreement with Federated Services Company dated May 14, 1994--as originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (9)(a) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (10) Opinion and Consent of Counsel (Incorporated by reference to Pre-Effective Amendment No. 2 filed May 22, 1992).

     (11)      CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS.*
     (12)      Not applicable.
     (13)      Not applicable.
     (14)      Not applicable.
     (15) Distribution Plan - Investor Class incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
     (15)(a) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995--as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (16) Performance Quotation Computation (Incorporated by reference to Post-Effective Amendment No. 9 filed September 22, 1994).
     (17)      Not applicable.
     (18) Rule 18f-3 Plan incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
     (24) Powers of Attorney--as originally filed with Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
     (24)(a) Power of Attorney for Carol Rooney incorporated by reference to Post-Effective Amendment No. 18 filed on June 30, 1996.

               *FILED HEREWITH.

Item 25.       Persons Controlled by or under Common Control with Registrant:

     See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.       Number of Holders of Securities:

As of  June 20, 1997:

                                                                  NUMBER OF
TITLE OF CLASS                                                    RECORD HOLDERS

Units of beneficial interest, without par value

Balanced Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 415
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 408
Capital Growth Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .11,461

     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,024
Classic Institutional Cash Management Money Market Fund. . . . . . . . . . . . 8
Classic Institutional U.S. Treasury Securities Money Market Fund . . . . . . . 7
Emerging Markets Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0
Florida Tax-Exempt Bond Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 122
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 103
Georgia Tax-Exempt Bond Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .91
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 136
International Equity Index Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 754
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 184
International Equity Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 471
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 987
Investment Grade Bond Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,126
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 540
Investment Grade Tax-Exempt Bond Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,265
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 230
Limited-Term Federal Mortgage Securities Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .66
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 103
Mid-Cap Equity Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,435
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,002
Prime Quality Money Market Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .35
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,105
Short-Term Bond Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 123
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .73

Short-Term U.S. Treasury Securities Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 147
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 108
Small Cap Equity Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .85
Sunbelt Equity Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,567
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 633
Tax-Exempt Money Market Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 459
Tennessee Tax-Exempt Bond Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .40
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .61
U.S. Government Securities Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .53
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 171
U.S. Government Securities Money Market Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 940
Value Income Stock Fund
     Trust Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
     Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 7,030
     Flex Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,952


Item 27.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28.  Business and Other Connections of Investment Advisors:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                    NAME OF                 CONNECTION WITH
     NAME                           OTHER COMPANY           OTHER COMPANY
     ----                           -------------           -------------

STI CAPITAL MANAGEMENT, N.A.
E. Jenner Wood III                      --                       --
Director

Hunting F. Deutsch                      --                       --
Director

Anthony R. Gray                         --                       --
Chairman & Chief Investment
  Officer
James R. Wood                           --                       --
President

Daniel Jaworski                         --                       --
Senior Vice President

Elliott A. Perny                        --                       --
Executive Vice President
  & Chief Portfolio Manager

Stuart F. Van Arsdale                   --                       --
Senior Vice President

Jonathan D. Rich                        --                       --
Director

Robert Buhrmann                         --                       --
Senior Vice President

                                    NAME OF                 CONNECTION WITH
     NAME                           OTHER COMPANY           OTHER COMPANY
     ----                           -------------           -------------

Larry M. Cole                           --                       --
Senior Vice President

L. Earl Denney                          --                       --
Executive Vice President

Thomas A. Edgar                         --                       --
Senior Vice President

Daniel G. Shannon                       --                       --
Senior Vice President

Ronald Schwartz                         --                       --
Senior Vice President

Ryan R. Burrow                      Catalina Lighting        Director/25% owner
Senior Vice President

Mills A. Riddick                        --                       --
Senior Vice President

Christopher A. Jones                    --                       --
Senior Vice President

David E. West                           --                       --
Vice President

The list required by this Item 28 of officers and directors of Trusco Capital Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Trusco Capital Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-23163).

SUNTRUST BANK CHATTANOOGA, N.A.
Paul K. Brock, Jr.                  Brock Candy Company      Vice President -
 Director                                                    Special Projects

J. Harold Chandler                  Provident Life &         President & CEO
Director                             Accident
                                     Insurance Co.


William H. Chapin                  See Rock City, Inc.                President
Director

John W. Clay, Jr.                  Third National Corporation         Chairman & Director CEO

Andrew G. Cope                     The Johnston Company               Managing Partner
Director

Robert P. Corker, Jr.                  --                                 --
Director

John B. Crimmins, Jr.                  --                                 --
Director

J.H. Davenport, III                Howard Holdings, Inc.              President
Director

Edwin B. Duckett, Jr.                  --                                 --
Director

R. Alton Duke, Jr.                     --                                 --
Director

Daniel K. Frierson                 Dixie Yarns, Inc.                  Chairman & CEO
Director

Zan Guerry                         Chattem, Inc.                      Chairman & CEO
Director

James L.E. Hill                    The Tennessee Aquarium             President
Director

Summerfield K. Johnston, Jr.       Coca Cola Enterprises, Inc.        Vice Chairman & CEO
Director

Robert C. Jones                    Southern Products                  Chairman
Director                            Company, Inc.

James D. Kennedy, Jr.              Cherokee Warehouses, Inc.          Chairman
Director


T. A. Lupton, Jr.                  Stone Fort Land Company            President
Director

Hugh O. Maclellen, Jr.             Provident Life & Accident          Chairman - Executive
Director                             Insurance Co.                      Committee

Jack C. McKee                      McKee Baking Company               Executive Vice
Director                                                                President

Charles G. Mills                   Olan Mills Incorporated            Chairman - Executive
Director                                                                Committee

J. Woodley Murphy                  E.I. DuPont de Nemours             Plant Manager
Director                             & Co.

L. Harlen Painter                  Bell & Associates                  Attorney-at-Law
Director

Scott L. Probasco, Jr.             American National Bank &           Chairman - Executive
Director                             Trust Co.                          Committee

Robert J. Sudderth, Jr.            American National Bank &           Chairman & CEO
Director                             Trust Co.

Winston W. Walker                      --                                 --
Director

SUNTRUST BANK, ATLANTA
Gaylord O. Coan                    Gold Kist, Inc.                    President & CEO
Director                           Hindsight Corp.                      Director

A.D. Correll                       Georgia-Pacific Corporation        President & CEO
Director

R.W. Courts, II                    Atlantic Realty Company            President
Director

Ronald S. Crowding                     --                                 --

A.W. Dahlberg                      The Southern Company               President
Director


William W. Gaston                  Gaston & Gaston                    General Partner
Director                           Gaston Development Co., Inc.         President

Charles B. Ginden                      --                                 --
Director

Roberto C. Goizueta                The Coca-Cola Company              Chairman of the Board
Director

Edward P. Gould                    Trust Company of Georgia           Chairman of the Board
Director

T. Marshall Hahn, Jr.              Georgia-Pacific                    Honorary Chairman
Director                             Corporation

Jesse Hill, Jr.                    Atlanta Life Insurance             President
Director                             Company

L. Phillip Humann                  SunTrust Banks, Inc.               President & Treasurer
Director                           Services Resources
                                     Corporation

William B. Johnson                 The Ritz Carlton Hotel             Chairman of the Board
Director                             Company

Hicks J. Lanier                    Oxford Industries, Inc.            Chairman of the Board Director  & President
                                                                      Pinehill Development Co.30% owner

Joseph L. Lanier, Jr.              Dan River, Inc.                    Chairman of the Board
Director                           Braelan Group                      Chairman

Robert R. Long                     Trust Company Bank                 President
Director

Arthur L. Montgomery                   --                                 --
Director

H.G. Patillo                       Patillo Construction               Chairman of the Board
Director                            Company

Larry L. Prince                    Genuine Parts Company              Chairman of the Board
Director


R. Randall Rollins                 Rollins, Inc.                      Chairman of the Board
Director                           Lor, Inc.                          Director
                                   Maran, Inc.                        Director
                                   Gutterworld, Inc.                  Director
                                   Dabora, Inc.                       Director & Secretary
                                   Simpson, Nance & Graham            Director
                                   Auto Parts Wholesale, Inc.         Director
                                   Global Expanded Metal, Inc.        Director
                                   Rollins Holding Co.                Director
                                   Rol, Ltd.                          Partner
                                   Rollins Investment Fund            Partner
                                   Energy Partners                    Partner
                                   Petro Partnership                  Partner
                                   The Piedmont Investment
                                    Group                             Director
                                   WRG, Ltd.                          Partner
                                   Rollins, Inc.                      Chairman
                                   RPC Energy Services, Inc.          Chairman
                                   The Mul Company                    Partner
                                   Bugvac, Inc.                       Director
                                   Omnitron Int'l, Inc.               Director
                                   MRG, Ltd.                          Partner

Robert W. Scherer                      --                                 --
Director


Charles R. Shufeldt                    --                                 --
Executive Vice President

Donald Wayne Thurmond                  --                                 --
Senior Vice President

James B. Williams                  SunTrust Banks, Inc.               Chairman of the Board
Director

Gerald T. Adams                        --                                 --
Senior Vice President

James R. Albach                        --                                 --
Group Vice President

Virginia D. Anderson                   --                                 --


Assistant Vice President

Christina Bird                         --                                 --
First Vice President

Edward Burgess                         --                                 --
Vice President

Gay Cash                               --                                 --
Vice President

Krista Lee Cosgrove                    --                                 --
Trust Officer

Mark Elam                              --                                 --
Vice President

Joseph B. Foley, Jr.                   --                                 --
First Vice President

Thomas R. Frisbie                      --                                 --
Group Vice President

Molly Guenther                         --                                 --
Assistant Vice President

Benjamin S. Harris                     --                                 --
Vice President

Jethro H. Irby, III                    --                                 --
First Vice President

V. Jere Koser                          --                                 --
Group Vice President

Richard A. Makepeace                   --                                 --
Assistant Vice President

Sally S. McKinley                      --                                 --
Assistant Vice President

James B. Murphy, III                   --                                 --
Vice President

James E. Russell                            --                       --
Vice President

Mark Stancil                                --                       --
Assistant Vice President

David E. Thompson                           --                       --
Vice President

Charles C. Watson                           --                       --
Group Vice President

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. ("SEI Investments"), acts as distributor for:

     SEI Daily Income Trust                            July 15, 1982
     SEI Liquid Asset Trust                            November 29, 1982
     SEI Tax Exempt Trust                              December 3, 1982
     SEI Index Funds                                   July 10, 1985
     SEI Institutional Managed Trust                   January 22, 1987
     SEI International Trust                           August 30, 1988
     The Advisors' Inner Circle Fund                   November 14, 1991
     The Pillar Funds                                  February 28, 1992
     CUFUND                                            May 1, 1992
     CoreFunds, Inc.                                   October 30, 1992
     First American Funds, Inc.                        November 1, 1992
     First American Investment Funds, Inc.             November 1, 1992
     The Arbor Fund                                    January 28, 1993
     Boston 1784 Funds-Registered Trademark-           June 1, 1993
     The PBHG Funds, Inc.                              July 16, 1993
     Marquis Funds-Registered Trademark-               August 17, 1993
     Morgan Grenfell Investment Trust                  January 3, 1994
     The Achievement Funds Trust                       December 27, 1994
     Bishop Street Funds                               January 27, 1995
     CrestFunds, Inc.                                  March 1, 1995
     STI Classic Variable Trust                        August 18, 1995
     ARK Funds                                         November 1, 1995

     Monitor Funds                                     January 11, 1996
     FMB Funds, Inc.                                   March 1, 1996
     SEI Asset Allocation Trust                        April 1, 1996
     TIP Funds                                         April 28, 1996
     SEI Institutional Investments Trust               June 14, 1996
     First American Strategy Funds, Inc.               October 1, 1996
     HighMark Funds                                    Feburary 15, 1997
     Armada Funds                                      March 8, 1997
     Expedition Funds                                  June 9, 1997

     SEI Investments provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, Pennsylvania 19456.


                         Position and Office                                    Positions and Offices
Name                     with Underwriter                                       with Registrant
----                     ----------------                                       ---------------
Alfred P. West, Jr.      Director, Chairman & Chief Executive Officer                  --
Henry H. Greer           Director, President & Chief Operating Officer                 --
Carmen V. Romeo          Director, Executive Vice President, President-
                         Investment Advisory Group                                     --
Gilbert L. Beebower      Executive Vice President                                      --
Richard B. Lieb          Executive Vice President, President-Investment
                          Services Division                                            --
Leo J. Dolan, Jr.        Senior Vice President                                         --
Carl A. Guarino          Senior Vice President                                         --
Larry Hutchison          Senior Vice President                                         --
David G. Lee             Senior Vice President                                  President & Chief Executive
                                                                                 Officer
Jack May                 Senior Vice President                                         --
A. Keith McDowell        Senior Vice President                                         --
Dennis J. McGonigle      Executive Vice President                                      --
Hartland J. McKeown      Senior Vice President                                         --
Barbara J. Moore         Senior Vice President                                         --
Kevin P. Robins          Senior Vice President, General Counsel &               Vice President & Assistant
                          Secretary                                              Secretary
Robert Wagner            Senior Vice President                                         --
Patrick K. Walsh         Senior Vice President                                         --


                            Position and Office                                    Positions and Offices
     Name                   with Underwriter                                       with Registrant
     ----                   ----------------                                       ---------------
Robert Aller             Vice President                                                --
Marc H. Cahn             Vice President & Assistant Secretary                   Vice President & Assistant
                                                                                 Secretary
Gordon W. Carpenter      Vice President                                                --
Todd Cipperman           Vice President & Assistant Secretary                   Vice President & Assistant
                                                                                 Secretary
Robert Crudup            Vice President & Managing Director                            --
Barbara Doyne            Vice President                                                --
Jeff Drennen             Vice President                                                --
Vic Galef                Vice President & Managing Director                            --
Kathy Heilig             Vice President & Treasurer                                    --
Michael Kantor           Vice President                                                --
Samuel King              Vice President                                                --
Kim Kirk                 Vice President & Managing Director                            --
Donald H. Korytowski     Vice President                                                --
John Krzeminski          Vice President & Managing Director                            --
Carolyn McLaurin         Vice President & Managing Director                            --
W. Kelso Morrill         Vice President                                                --
Barbara A. Nugent        Vice President & Assistant Secretary                   Vice President & Assistant
                                                                                 Secretary
Sandra K. Orlow          Vice President & Assistant Secretary                   Vice President & Assistant
                                                                                 Secretary
Donald Pepin             Vice President & Managing Director                            --
Kim Rainey               Vice President                                                --

Mark Samuels             Vice President & Managing Director                            --
Steve Smith              Vice President                                                --
Daniel Spaventa          Vice President                                                --
Kathryn L. Stanton       Vice President & Assistant Secretary                          --
Wayne M. Withrow         Vice President & Managing Director                            --
James Dougherty          Director of Brokerage Services                                --


Item 30.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

     Trust Company Bank
     Park Place
     P.O. Box 105504
     Atlanta, Georgia  30348

     Bank of New York (International Equity Index Fund)
     One Wall Street
     New York, New York

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

     SEI Fund Resources
     One Freedom Valley Road
     Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

     STI Capital Management, N.A.
     P.O. Box 3808
     Orlando, Florida  32802

     Trusco Capital Management
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia  30303

     SunTrust Bank, Chattanooga
     736 Market Street
     Chattanooga, Tennessee  37402

     SunTrust Bank, Atlanta
     25 Park Place
     Atlanta, Georgia  30303

Item 31.  Management Services:  None.

Item 32.  Undertakings:

     Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

     Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without a charge.


     Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Contrarian Equity Fund and Tax-Free Income Fund of the Registrant or the effective date of Post-Effective Amendment No. 19 to the Registrant's 1933 Act Registration Statement.

                                     NOTICE


     A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 19 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14 day of July, 1997.


                                        By: /s/ DAVID G. LEE
                                            ------------------------------------
                                            David G. Lee, President and Chief
                                            Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


          *                             Trustee             July 14, 1997
------------------------------
     F. Wendell Gooch

          *                             Trustee             July 14, 1997
------------------------------
     Daniel S. Goodrum

          *                             Trustee             July 14, 1997
------------------------------
     Jesse S. Hall

          *                             Trustee             July 14, 1997
------------------------------
     Wilton Looney

          *                             Trustee             July 14, 1997
------------------------------
     Champney A. McNair

          *                             Trustee             July 14, 1997
------------------------------
     T. Gordy Germany

          *                             Trustee             July 14, 1997
------------------------------
     Bernard F. Sliger

/s/ CAROL ROONEY                        Controller,         July 14, 1997
------------------------------          Treasurer &
     Carol Rooney                       Chief Financial
                                        Officer

/s/ DAVID G. LEE                        President & Chief   July 14, 1997
------------------------------          Executive Officer
     David G. Lee


* By: /s/ DAVID G. LEE
     -------------------------
     David G. Lee, As Power of
     Attorney

                                  EXHIBIT INDEX



     NUMBER                             EXHIBIT

EX-99.B1 Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15

EX-99.B2 By-Laws as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B3            Not applicable.

EX-99.B4            Not applicable.

EX-99.B5C           Revised Investment Advisory Agreement with Trusco Capital
                    Management as filed with Registrant's Post-Effective
                    Amendment No. 5 filed August 2, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                    1996.

EX-99.B5D           Investment Advisory Agreement with American National Bank
                    and Trust Company as filed with Registrant's Post-Effective
                    Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                    1996.

EX-99.B5E           Investment Advisory Agreement with Trust Company Bank as
                    originally filed with Registrant's Post-Effective Amendment
                    No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B6 Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.

EX-99.B7            Not applicable.

EX-99.B8A           Custodian Agreement with Trust Company Bank dated February
                    1, 1994 as originally filed with Registrant's Post-Effective
                    Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July
                    31, 1996.

EX-99.B8B           Custodian Agreement with Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                    1996.

EX-99.B8C           Transfer Agent Agreement with Federated Services Company
                    dated May 14, 1994 as originally filed with Post-Effective
                    Amendment No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                    1996.

EX-99.B9A           Administration Agreement with SEI Financial Management
                    Corporation dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.10 Opinion and Consent of Counsel (incorporated by reference to Pre-Effective Amendment No. 2 filed May 22, 1992)

EX-99.B11           Consent of Independent Public Accountants*

EX-99.B12           Not applicable.

EX-99.B13           Not applicable.

EX-99.B14           Not applicable.

EX-99.B15           Distribution Plan--Investor Class incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.

EX-99.B15A          Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 as originally filed with Post-Effective
                    Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                    1996.

EX-99.B16           Performance Quotation Computation (incorporated by reference to Post-Effective Amendment No. 9 filed September 22, 1994).

EX-99.B18           Rule 18f-3 Plan incorporated by reference to Post-Effective
                    Amendment No. 16 filed September 10, 1996.

EX-99.B24           Powers of attorney as originally filed with Post-Effective
                    Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July
                    31, 1996.

EX-99.B24a          Power of attorney for Carol Rooney incorporated by reference to Post-Effective Amendment No. 18 as filed June 30, 1997.

EX-99.27            Financial Data Schedules



*FILED HEREWITH.


                                      C-20